                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIOS OF AIM TAX-EXEMPT FUNDS)


                        Supplement dated August 31, 2005
         to the Statement of Additional Information dated July 29, 2005 as supplemented July 29, 2005


The following information supersedes and replaces in its entirety the third paragraph under the heading "MANAGEMENT OF THE TRUST -- MANAGEMENT INFORMATION -- Approval of Investment Advisory Agreements and Summary of Independent Written Fee Evaluation" in the Statement of Additional Information:

     "One of the responsibilities of the Senior Officer of the Funds, who is independent of AIM and AIM's affiliates, is to manage the process by which the Funds' proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation."

In addition, all references to "Senior Vice President" or "independent Senior Vice President" in the Statement of Additional Information under the heading "MANAGEMENT OF THE TRUST -- MANAGEMENT INFORMATION -- Approval of Investment Advisory Agreements and Summary of Independent Written Fee Evaluation" are superseded and replaced with "Senior Officer."

                             INSTITUTIONAL CLASS OF

                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIO OF AIM TAX-EXEMPT FUNDS)


                        Supplement dated August 31, 2005
         to the Statement of Additional Information dated July 29, 2005


The following information supersedes and replaces in its entirety the third paragraph under the heading "MANAGEMENT OF THE TRUST -- MANAGEMENT INFORMATION -- Approval of Investment Advisory Agreement and Summary of Independent Written Fee Evaluation" in the Statement of Additional Information:

     "One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation."

In addition, all references to "Senior Vice President" or "independent Senior Vice President" in the Statement of Additional Information under the heading "MANAGEMENT OF THE TRUST -- MANAGEMENT INFORMATION -- Approval of Investment Advisory Agreement and Summary of Independent Written Fee Evaluation" are superseded and replaced with "Senior Officer."